Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	PDS
Entity Registrant Name	PRECISION DRILLING CORPORATION
Entity Central Index Key	0001013605
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	12,932,399
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, Address Line One	800, 525 - 8 Avenue, S.W
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1G1
Entity Address, State or Province	AB
Entity Address, Country	CA
Local Phone Number	716-4500
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
ICFR Auditor Attestation Flag	true
Document Annual Report	true
Entity File Number	001-14534
Entity Incorporation, State or Country Code	A0
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Calgary, Alberta, Canada
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Precision Drilling Corporation (the Corporation) as of December 31, 2025 and 2024, the related consolidated statements of net earnings, comprehensive income (loss), changes in equity, and cash flows for each of the years then ended, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Corporation as of December 31, 2025 and 2024, and the financial performance and its cash flows for each of the years then ended, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Corporation's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated March 6, 2026 expressed an unqualified opinion on the effectiveness of the Corporation's internal control over financial reporting.

Document Registration Statement	false
City Area Code	403
Annual Information Form	true
Audited Annual Financial Statements	true
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	10350 Richmond Avenue
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77042
Entity Address, State or Province	TX
Local Phone Number	435-6100
City Area Code	713
Contact Personnel Name	Precision Drilling (US) Corporation